Employee Benefit Plans (Significant Unobservable Inputs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits U.S. Plans [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	$ 7,776	$ 7,879
Purchases, sales, issuances and settlements, net	0	0
Fair value of plan assets at December 31,	8,750	7,776
Pension Benefits U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	2,718	2,132
Pension Benefits U.S. Plans [Member] | Municipals securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	270	219
Pension Benefits U.S. Plans [Member] | Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	735	729
Pension Benefits U.S. Plans [Member] | Other securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	196	509
Pension Benefits U.S. Plans [Member] | Common stock - domestic
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	951	1,303
Pension Benefits U.S. Plans [Member] | Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	767	600
Pension Benefits U.S. Plans [Member] | Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	90	67
Other Postretirement Benefits U.S. Plans [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	1,352	1,320
Purchases, sales, issuances and settlements, net	0	0
Fair value of plan assets at December 31,	1,426	1,352
Other Postretirement Benefits U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	289	248
Other Postretirement Benefits U.S. Plans [Member] | Municipals securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	74	70
Other Postretirement Benefits U.S. Plans [Member] | Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	68	63
Other Postretirement Benefits U.S. Plans [Member] | Other securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	63	54
Other Postretirement Benefits U.S. Plans [Member] | Common stock - domestic
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	188	196
Other Postretirement Benefits U.S. Plans [Member] | Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	0	0
Other Postretirement Benefits U.S. Plans [Member] | Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	1	3
Pension Benefits Non-U.S. Plans [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	248	224
Purchases, sales, issuances and settlements, net	(10)	(19)
Fair value of plan assets at December 31,	253	248
Pension Benefits Non-U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	66	27
Pension Benefits Non-U.S. Plans [Member] | Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	90	96
Pension Benefits Non-U.S. Plans [Member] | Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	34	32
Pension Benefits Non-U.S. Plans [Member] | Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	1	2
Pension Benefits Non-U.S. Plans [Member] | Real Estate [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	2	2
Level 3 | Pension Benefits U.S. Plans [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	920	872
Level 3 | Pension Benefits U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	59	19	32
Realized gains (losses)	3	0	0
Unrealized gains (losses)	0	(2)	(1)
Purchases, sales, issuances and settlements, net	11	19	(12)
Transfers into and/or out of Level 3	7	23	0
Fair value of plan assets at December 31,	80	59	19
Level 3 | Pension Benefits U.S. Plans [Member] | Municipals securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	0	0
Level 3 | Pension Benefits U.S. Plans [Member] | Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	11	8	5
Realized gains (losses)	0	0	0
Unrealized gains (losses)	0	1	8
Purchases, sales, issuances and settlements, net	6	(3)	(5)
Transfers into and/or out of Level 3	0	5	0
Fair value of plan assets at December 31,	17	11	8
Level 3 | Pension Benefits U.S. Plans [Member] | Other securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	19	7	2
Realized gains (losses)	0	0	0
Unrealized gains (losses)	0	0	0
Purchases, sales, issuances and settlements, net	(2)	11	5
Transfers into and/or out of Level 3	(9)	1	0
Fair value of plan assets at December 31,	8	19	7
Level 3 | Pension Benefits U.S. Plans [Member] | Common stock - domestic
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	148	137	206
Realized gains (losses)	0	(1)	(27)
Unrealized gains (losses)	0	9	10
Purchases, sales, issuances and settlements, net	0	3	(52)
Transfers into and/or out of Level 3	(148)	0	0
Fair value of plan assets at December 31,	0	148	137
Level 3 | Pension Benefits U.S. Plans [Member] | Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	600	447	531
Realized gains (losses)	(13)	0	55
Unrealized gains (losses)	112	59	(36)
Purchases, sales, issuances and settlements, net	(104)	(62)	(103)
Transfers into and/or out of Level 3	148	156	0
Fair value of plan assets at December 31,	743	600	447
Level 3 | Pension Benefits U.S. Plans [Member] | Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	35	1	4
Realized gains (losses)	(16)	(3)	6
Unrealized gains (losses)	19	(18)	(7)
Purchases, sales, issuances and settlements, net	34	55	(2)
Transfers into and/or out of Level 3	0	0	0
Fair value of plan assets at December 31,	72	35	1
Level 3 | Other Postretirement Benefits U.S. Plans [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	3	1
Level 3 | Other Postretirement Benefits U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	1	4	4
Realized gains (losses)	0	0	0
Unrealized gains (losses)	1	0	0
Purchases, sales, issuances and settlements, net	1	(3)	0
Transfers into and/or out of Level 3	0	0	0
Fair value of plan assets at December 31,	3	1	4
Level 3 | Other Postretirement Benefits U.S. Plans [Member] | Municipals securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	0	1	1
Realized gains (losses)	0	0	0
Unrealized gains (losses)	0	0	0
Purchases, sales, issuances and settlements, net	0	(1)	0
Transfers into and/or out of Level 3	0	0	0
Fair value of plan assets at December 31,	0	0	1
Level 3 | Other Postretirement Benefits U.S. Plans [Member] | Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	0	0
Level 3 | Other Postretirement Benefits U.S. Plans [Member] | Other securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	0	3	5
Realized gains (losses)	0	(3)	(2)
Unrealized gains (losses)	0	4	2
Purchases, sales, issuances and settlements, net	0	(4)	(2)
Transfers into and/or out of Level 3	0	0	0
Fair value of plan assets at December 31,	0	0	3
Level 3 | Other Postretirement Benefits U.S. Plans [Member] | Common stock - domestic
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	0	0
Level 3 | Other Postretirement Benefits U.S. Plans [Member] | Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	0	0
Level 3 | Other Postretirement Benefits U.S. Plans [Member] | Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	0	0	1
Realized gains (losses)	0	0	2
Unrealized gains (losses)	0	0	(2)
Purchases, sales, issuances and settlements, net	0	0	(1)
Transfers into and/or out of Level 3	0	0	0
Fair value of plan assets at December 31,	0	0	0
Level 3 | Pension Benefits Non-U.S. Plans [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	3	4
Level 3 | Pension Benefits Non-U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	0	0
Level 3 | Pension Benefits Non-U.S. Plans [Member] | Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	0	0
Level 3 | Pension Benefits Non-U.S. Plans [Member] | Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at December 31,	0	0
Level 3 | Pension Benefits Non-U.S. Plans [Member] | Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	2	13	13
Realized gains (losses)	0	(2)	(1)
Unrealized gains (losses)	(1)	3	1
Purchases, sales, issuances and settlements, net	0	(12)	0
Fair value of plan assets at December 31,	1	2	13
Level 3 | Pension Benefits Non-U.S. Plans [Member] | Real Estate [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Fair value of plan assets at January 1,	2	7	8
Realized gains (losses)	0	(1)	(1)
Unrealized gains (losses)	0	1	0
Purchases, sales, issuances and settlements, net	0	(5)	0
Fair value of plan assets at December 31,	$ 2	$ 2	$ 7